Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	Select Income REIT
Entity Central Index Key	0001537667
Document Type	S-11
Pre-Effective Amendment Number	2
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Real estate properties:
Land	$ 639,702	$ 614,702
Buildings and improvements	513,942	292,634
Real estate properties, gross	1,153,644	907,336
Accumulated depreciation	(43,191)	(36,240)
Real estate properties, net	1,110,453	871,096
Acquired real estate leases, net	57,855	44,333
Cash and cash equivalents	10,690
Restricted cash	42
Rents receivable, net	36,945	35,024
Deferred leasing costs, net	4,098	3,418
Deferred financing costs, net	5,898
Other assets, net	13,951	661
Total assets	1,239,932	954,532
LIABILITIES AND SHAREHOLDERS' EQUITY
Revolving credit facility	92,000
Term loan	350,000
Mortgage notes payable	27,931
Accounts payable and accrued expenses	19,266	14,217
Assumed real estate lease obligations, net	19,954	21,005
Rents collected in advance	7,892	6,229
Security deposits	8,268	8,281
Due to related persons	1,333
Total liabilities	526,644	49,732
Commitments and contingencies
Shareholders' equity:
Common shares of beneficial interest, $0.01 par value: 50,000,000 shares authorized, 31,232,592 and 1,000 shares issued and outstanding, respectively	312
Additional paid in capital	694,148
Cumulative net income	34,082
Cumulative other comprehensive income (loss)	34
Cumulative common distributions	(15,288)
Ownership interest		904,800
Total shareholders' equity	713,288	904,800
Total liabilities and shareholders' equity	$ 1,239,932	$ 954,532

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	31,232,592	1,000
Common shares, shares outstanding	31,232,592	1,000

CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenues:
Rental income	$ 26,444	$ 22,338	$ 74,272	$ 69,186
Tenant reimbursements and other income	4,434	4,583	12,113	12,744
Total revenues	30,878	26,921	86,385	81,930
Expenses:
Real estate taxes	3,895	3,912	11,213	11,063
Other operating expenses	1,815	2,223	5,615	6,522
Depreciation and amortization	3,888	2,884	9,682	8,360
Acquisition related costs	583		1,258
General and administrative	2,626	1,405	5,664	4,288
Total expenses	12,807	10,424	33,432	30,233
Operating income	18,071	16,497	52,953	51,697
Interest expense (including amortization of deferred financing fees of $358, $0, $669 and $0, respectively)	(2,467)		(4,436)
Equity in earnings of an investee	115		189
Net income	15,719	16,497	48,706	51,697
Other comprehensive income:
Equity in unrealized gain of an investee	35		34
Other comprehensive income	35		34
Comprehensive income	$ 15,754	$ 16,497	$ 48,740	$ 51,697
Weighted average common shares outstanding (in shares)	31,206		25,226
Net income per common share (in dollars per share)	$ 0.5		$ 1.93

CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Interest expense, amortization of deferred financing fees	$ 358	$ 0	$ 669	$ 0

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 48,706	$ 51,697
Adjustments to reconcile net income to cash provided by operating activities
Depreciation	6,962	5,881
Net amortization of debt premium and deferred financing fees	669
Amortization of acquired real estate leases	2,717	2,409
Amortization of deferred leasing costs	414	375
Provision for losses on rents receivable	322	310
Straight line rental income	(3,402)	(4,025)
Other non-cash expenses	360
Equity in earnings of equity investments	(189)
Change in assets and liabilities:
Restricted cash	(42)
Rents receivable	1,159	(1,522)
Deferred leasing costs	(1,094)	(570)
Other assets	(3,732)	(3,244)
Accounts payable and accrued expenses	2,826	1,005
Rents collected in advance	1,663	3,414
Security deposits	(13)	(2)
Due to related persons	1,333
Cash provided by operating activities	58,659	55,728
CASH FLOWS FROM INVESTING ACTIVITIES:
Real estate acquisitions	(236,538)	(10,000)
Real estate improvements	(963)	(1,224)
Investment in Affiliates Insurance Company	(5,335)
Cash used in investing activities	(242,836)	(11,224)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common shares, net	180,814
Proceeds from borrowings	806,500
Payments on borrowings	(364,500)
Deferred financing fees	(6,521)
Repayment of demand note	(400,000)
Distributions to common shareholders	(15,288)
Owner's net distributions	(6,138)	(44,504)
Cash provided by (used in) financing activities	194,867	(44,504)
Increase in cash and cash equivalents	10,690
Cash and cash equivalents at end of period	10,690
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	2,956
Non-cash investing activities:
Real estate acquired by the issuance of shares and assumption of demand note	913,286
Real estate acquired by the assumption of mortgage debt	(26,000)
Non-cash financing activities:
Issuance of common shares	513,647
Issuance of demand note	400,000
Assumption of mortgage notes payable	$ 26,000

Basis of Presentation	9 Months Ended
Sep. 30, 2012
Basis of Presentation
Basis of Presentation

Note 1.  Basis of Presentation

The accompanying condensed consolidated financial statements of Select Income REIT and its subsidiaries, or SIR, we, us or our, have been prepared without audit.  Certain information and footnote disclosures required by U.S. generally accepted accounting principles, or GAAP, for complete financial statements have been condensed or omitted.  We believe the disclosures made are adequate to make the information presented not misleading.  However, the accompanying condensed consolidated financial statements should be read in conjunction with the Combined Financial Statements of Selected Properties of CommonWealth REIT as of December 31, 2011 and 2010 and for the three years in the period ending December 31, 2011 and notes thereto contained in our Prospectus, dated March 6, 2012, or our Prospectus, filed with Securities and Exchange Commission, or the SEC, in accordance with Rule 424(b) of the Securities Act of 1933, as amended, which is accessible on the SEC’s website at www.sec.gov.  Those combined financial statements include 251 properties with a total of approximately 21.4 million rentable square feet, or the Properties, that were owned by CommonWealth REIT and its subsidiaries, or CWH, until they were contributed to us by CWH on February 16, 2012.  In the opinion of our management, all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation, have been included.  All material intercompany transactions and balances with or among our subsidiaries have been eliminated.  Operating results for interim periods are not necessarily indicative of the results that may be expected for the full year.  Because of the significant changes resulting from our initial public offering, or IPO, in March 2012, the financial results reported are not indicative of our expected future results. Reclassifications have been made to the prior years’ financial statements to conform to the current year’s presentation.

These condensed consolidated financial statements are presented as if we were a legal entity separate from CWH at all times for the periods presented, despite our not being in existence until December 19, 2011 and the fact that thereafter we were a wholly owned consolidated subsidiary of CWH until March 12, 2012.

Organization	9 Months Ended
Sep. 30, 2012
Organization
Organization

Note 2.  Organization

We are a Maryland real estate investment trust, or REIT, that was organized on December 19, 2011 as a wholly owned subsidiary of CWH.

On February 16, 2012, CWH contributed the Properties to us. In return, we issued to CWH: (i) 22,000,000 common shares (including 1,000 common shares initially issued to CWH in December 2011 in connection with our formation) and (ii) a $400,000 demand promissory note, or the CWH Note.

On March 6, 2012, we priced our IPO of 8,000,000 common shares. The sale of these shares and an additional 1,200,000 of our common shares pursuant to the exercise in full of our IPO underwriters’ over allotment option closed on March 12, 2012, or the Closing Date, and we then became a public company. We used the net proceeds from the IPO and borrowings under our revolving credit facility to repay in full the CWH Note.

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 3.  Summary of Significant Accounting Policies

Basis of Presentation.  Prior to our IPO, CWH owned us, and we have presented certain historical transactions at CWH’s historical basis.  Historically, substantially all of the rental income received by CWH from the tenants of our Properties were deposited in and commingled with CWH’s general funds. Certain capital investments and other cash requirements of our Properties were paid by CWH and were charged directly to our Properties. General and administrative costs of CWH were allocated to our Properties based on the historical costs of the real estate investments for our Properties as a percentage of CWH’s historical cost of all of CWH’s real estate investments until the Closing Date. In our opinion, and in accordance with applicable accounting guidance, this method for allocating general and administrative expenses is reasonable. However, actual expenses may have been different from allocated expenses if our Properties had operated as a separate entity, and those differences might be material.  Since the Closing Date, we have recorded general and administrative expenses at our direct cost.  The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect reported amounts.  Actual results could differ from those estimates.  Significant estimates in the condensed consolidated financial statements include the allowance for doubtful accounts, purchase price allocations and useful lives of fixed assets.

Real Estate Properties.  As required by GAAP, we have generally adopted the accounting treatment and policies for our properties and business which were previously employed by CWH.

Real Estate Properties	9 Months Ended
Sep. 30, 2012
Real Estate Properties
Real Estate Properties

Note 4. Real Estate Properties

        On February 16, 2012, CWH contributed the Properties to us. In return, we issued to CWH: (1) 22,000,000 common shares (including 1,000 common shares initially issued to CWH in December 2011 in connection with our formation); and (2) the CWH Note.

        During the period from the Closing Date to September 30, 2012, we acquired nine properties with a combined 2,534,979 square feet for an aggregate purchase price of $260,657, including the assumption of $26,000 of mortgage debt and excluding closing costs:

Date	Location	Number of Properties	Square Feet	Purchase Price(1)	Land(2)	Building and Improvements(2)	Acquired Real Estate Leases(2)	Assumed Real Estate Lease Obligations(2)	Premium on Assumed Debt(2)
June 2012	Provo, UT(3)	1	405,699	$85,500	$6,700	$78,800	$—	$—	$—
June 2012	Englewood, CO	1	140,162	18,900	3,230	11,801	3,869	—	—
July 2012	Windsor, CT	2	268,328	27,175	4,250	16,695	6,230	—	—
July 2012	Topeka, KS	1	143,934	19,400	1,300	15,918	2,182	—	—
August 2012	Huntsville, AL(3)	1	1,370,974	72,782	4,030	68,752	—	—	—
September 2012	Carlsbad, CA(4)	2	95,000	24,700	3,450	19,800	2,934	—	(1,484)
September 2012	Chelmsford, MA(5)	1	110,882	12,200	2,040	8,532	2,292	(217)	(447)

		9	2,534,979	$260,657	$25,000	$220,298	$17,507	$(217)	$(1,931)

(1)
Purchase price excludes closing costs.

(2)
The allocation of purchase price is based on preliminary estimates and may change upon the completion of (i) third party appraisals and (ii) our analysis of acquired in place leases and building valuations.

(3)
Property was acquired and simultaneously leased back to the seller in a sale/leaseback transaction. As with our other acquisitions, we accounted for the transaction as a business combination.

(4)
Purchase price includes the assumption of mortgage debt of $18,500.

(5)
Purchase price includes the assumption of mortgage debt of $7,500.

        Since September 30, 2012, we have acquired five properties with a combined 483,095 square feet for an aggregate purchase price of $119,950, excluding closing costs:

Date	Location	Number of Properties	Square Feet	Purchase Price(1)	Land(2)	Building and Improvements(2)	Acquired Real Estate Leases(2)
November 2012	Sunnyvale, CA	1	96,415	$28,050	$2,805	$22,265	$2,980
November 2012	Oahu, HI	1	49,452	6,300	6,300	—	—
November 2012	Sterling, VA	3	337,228	85,600	8,560	61,128	15,912

		5	483,095	$119,950	$17,665	$83,393	$18,892

(1)
Purchase prices exclude acquisition costs.

(2)
The allocation of purchase price is based on preliminary estimates and may change upon the completion of (i) third party appraisals and (ii) our analysis of acquired in place leases and building valuations.

Tenant Concentration and Segment Information	9 Months Ended
Sep. 30, 2012
Tenant Concentration and Segment Information
Tenant Concentration and Segment Information

Note 5.  Tenant Concentration and Segment Information

We operate in one business segment: ownership of properties that are primarily net leased to single tenants.  A “net leased property” or a property being “net leased” means that the property’s lease requires the tenant to pay rent and also pay or reimburse us for all, or substantially all, property level operating expenses and capital expenditures, such as real estate taxes, insurance, utilities, maintenance and repairs, other than, in certain circumstances, roof and structural element related expenditures;  in some instances, tenants instead reimburse us for all expenses in excess of certain amounts included in the stated rent.  No single tenant currently accounts for more than 10% of our total revenues.  We define a single tenant leased property as a property with at least 90% of its rentable square footage leased to one tenant; however, we do also own some multi tenant buildings on the island of Oahu, Hawaii.

Indebtedness	9 Months Ended
Sep. 30, 2012
Indebtedness
Indebtedness

Note 6.  Indebtedness

On February 16, 2012, we issued the CWH Note as part of the consideration for the Properties contributed to us by CWH.  Simultaneous with closing of our IPO on March 12, 2012, we repaid the CWH Note in full using net proceeds from our IPO and borrowings under our revolving credit facility.

Simultaneous with the closing of our IPO, we entered into a $500,000 revolving credit facility that is available for general business purposes, including acquisitions.  The revolving credit facility is scheduled to mature on March 11, 2016, and, subject to the payment of an extension fee and meeting certain other conditions, we have an option to extend the stated maturity date by one year.  Borrowings under the revolving credit facility bear interest at LIBOR plus a spread.  We also pay a per annum facility fee on the total amount of lending commitments under the revolving credit facility.  Both the interest rate spread and the facility fee are subject to adjustment based upon changes to our debt leverage or credit ratings.  As of September 30, 2012, the revolving credit facility spread was 130 basis points and our facility fee was 30 basis points.  The weighted average annual interest rate for borrowings under the revolving credit facility was 1.54% for the three months ended September 30, 2012 and for the period from March 12, 2012 to September 30, 2012.  As of September 30, 2012, we had $92,000 of borrowings and $408,000 available for additional borrowings under the revolving credit facility.

On July 12, 2012, we amended the revolving credit facility.  As a result of this amendment, the pledge agreement that we and certain of our subsidiaries had previously entered into was terminated, and the equity of our subsidiaries that had been pledged pursuant to that pledge agreement as collateral for our and our subsidiary guarantors’ obligations under the revolving credit facility was released.

Simultaneous with amending the revolving credit agreement, we entered into a five year $350,000 unsecured term loan with a group of institutional lenders.  The term loan matures on July 11, 2017 and is prepayable by us without penalty at any time.  In addition, the term loan includes a feature under which maximum borrowings may be increased to up to $700,000 in certain circumstances.  The amount outstanding under the term loan bears interest at LIBOR plus a spread that is subject to adjustment based upon changes to our debt leverage or credit ratings.  As of September 30, 2012 the spread on the term loan was 155 basis points.  The weighted average annual interest rate for amounts outstanding under the term loan was 1.79% for the period from July 12, 2012 to September 30, 2012.  We used the net proceeds of the term loan to repay amounts outstanding under the revolving credit facility and deposited excess proceeds into interest bearing cash accounts to fund general business activities, including acquisitions.

Our revolving credit facility and our term loan include various financial and other covenants that generally restrict our ability to incur debts in excess of calculated amounts, restrict our ability to make distributions under certain circumstances and require us to maintain certain financial ratios.  We believe we were in compliance with the terms of our revolving credit facility and term loan covenants at September 30, 2012.

In September 2012, we assumed a mortgage totaling $18,500, which was recorded at a fair value of $19,984, in connection with our acquisition in Carlsbad, CA. This mortgage bears interest at a rate of 5.950%, requires monthly principal and interest payments and matures in 2017.

Also in September 2012, we assumed a mortgage totaling $7,500, which was recorded at a fair value of $7,947, in connection with our acquisition in Chelmsford, MA. This mortgage bears interest at a rate of 5.689%, requires monthly interest only payments and matures in 2016 with the ability to prepay at our option beginning in 2014.

Fair Value of Financial Instruments	9 Months Ended
Sep. 30, 2012
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 7.  Fair Value of Financial Instruments

Our financial instruments at September 30, 2012 include cash and cash equivalents, rents receivable, mortgage notes payable, our revolving credit facility, our term loan, amounts due to related persons, accounts payable, other accrued expenses and equity investments.  At September 30, 2012, the fair value of our financial instruments approximated their carrying values in our condensed consolidated financial statements.

We estimate the fair values of our mortgage notes payable by using discounted cash flow analyses and currently prevailing market rates for similar mortgage notes as of September 30, 2012.  These inputs are categorized as level 3 inputs as defined in the fair value hierarchy under the accounting standards for Fair Value Measurements and Disclosures.  Because our inputs are unobservable, our estimated fair value may differ materially from the actual fair value.

Shareholders' Equity	9 Months Ended
Sep. 30, 2012
Shareholders' Equity
Shareholders' Equity

Note 8.  Shareholders’ Equity

Share Issuances:

We were formed in December 2011 as a wholly owned subsidiary of CWH.  In December 2011, we issued 1,000 common shares to CWH in connection with our formation.  On February 16, 2012, we issued 22,000,000 common shares (including the 1,000 common shares issued to CWH in December 2011 in connection with our formation) to CWH as part of the consideration for the Properties contributed to us by CWH.

In March 2012, we issued 9,200,000 of our common shares in our IPO, including 1,200,000 common shares issued when the underwriters exercised in full their over allotment option, at a price of $21.50 per share, raising net proceeds of approximately $180,814.  We used the net proceeds from this offering to repay part of the CWH Note.

On September 14, 2012, pursuant to our equity compensation plan, we granted 2,000 of our common shares to each of our five Trustees as part of their annual compensation and granted an aggregate of 22,592 of our common shares to our officers and certain employees of our manager, Reit Management & Research LLC, or RMR.  All of these common shares granted on September 14, 2012 were valued at $24.84 per share, the closing price of our common shares on the New York Stock Exchange, or NYSE, on that day.

Distributions:

In August 2012, we paid a distribution on our common shares of $0.49 per share, or approximately $15,288, to shareholders of record on July 24, 2012.  This distribution included a regular quarterly dividend of $0.40 per common share with respect to the quarter ended June 30, 2012, plus an additional $0.09 per common share reflecting our first 20 days as a public company during the first quarter of 2012.

In October 2012, we declared a regular quarterly distribution of $0.42 per common share, or approximately $13,118, to be paid on or about November 19, 2012 to shareholders of record on October 22, 2012.

Income Taxes	9 Months Ended
Sep. 30, 2012
Income Taxes
Income Taxes

Note 9.  Income Taxes

Through the Closing Date, while we were 100% owned by CWH, our operations were included in CWH’s income tax returns.  CWH is a real estate investment trust under the Internal Revenue Code of 1986, as amended, or the Code.  Accordingly, CWH is not subject to federal and most state income taxes provided it distributes its taxable income and meets certain other requirements to qualify as a real estate investment trust.  However, CWH is subject to certain state and local taxes.

From and after the Closing Date, we intend to qualify for taxation as a real estate investment trust under the Code.  As such, we expect to generally not be subject to federal and most state income taxation on our operating income provided we distribute our taxable income to our shareholders and meet certain requirements to qualify as a real estate investment trust. However, we expect to be subject to income tax in certain states and local jurisdictions despite our real estate investment trust status.

Related Person Transactions	9 Months Ended
Sep. 30, 2012
Related Person Transactions
Related Person Transactions

Note 10.  Related Person Transactions

We have no employees.  Personnel and various services we require to operate our business are provided to us by RMR.  We have two agreements with RMR to provide management and administrative services to us: (1) a business management agreement and (2) a property management agreement.  Under our business management agreement with RMR, we acknowledge that RMR also provides management services to other companies, including CWH.  One of our Managing Trustees, Mr. Barry Portnoy, is Chairman, majority owner and an employee of RMR.  Our other Managing Trustee, Mr. Adam Portnoy, is the son of Mr. Barry Portnoy and an owner, President, Chief Executive Officer and a director of RMR.  Each of our other executive officers is also an officer of RMR.  CWH’s executive officers are officers of RMR.  Our Independent Trustees also serve as independent directors or independent trustees of other public companies to which RMR provides management services.  Mr. Barry Portnoy serves as a managing director or managing trustee of those companies and Mr. Adam Portnoy serves as a managing trustee of a majority of those companies.

Pursuant to our business management agreement with RMR, we incurred expenses payable to RMR of $1,494 for the three months ended September 30, 2012, and $2,994 for the period beginning on March 12, 2012, the date on which we entered into the agreement, through September 30, 2012.  These amounts are included in general and administrative expenses in our condensed consolidated financial statements.  In connection with our property management agreement with RMR, we incurred property management and construction supervision fees of $929 for the three months ended September 30, 2012, and $1,894 for the period beginning on March 12, 2012, the date on which we entered into the agreement, through September 30, 2012.  These amounts are included in operating expenses or have been capitalized, as appropriate, in our condensed consolidated financial statements.

We were formerly a 100% owned subsidiary of CWH.  CWH is our largest shareholder and, as of the date of this report, CWH owned 22,000,000 of our common shares, or approximately 70.4% of our outstanding common shares.  One of our Managing Trustees, Mr. Barry Portnoy, is a managing trustee of CWH.  Our other Managing Trustee, Mr. Adam Portnoy, is a managing trustee and President of CWH.  In addition, Mr. John Popeo, our Treasurer and Chief Financial Officer, also serves as the Treasurer and Chief Financial Officer of CWH, and one of our Independent Trustees, Mr. William Lamkin, is also an independent trustee of CWH.  RMR provides management services to both us and CWH.

In March 2012, we completed our IPO of 9,200,000 of our common shares (including 1,200,000 common shares sold pursuant to the full exercise of the underwriters’ over allotment option), for net proceeds (after deducting underwriters’ discounts and commissions and estimated expenses) of $180,814.  We applied those net proceeds, along with proceeds of our initial borrowings under our $500,000 revolving credit facility, to repay in full the CWH Note and to reimburse CWH for costs that CWH incurred in connection with our organization and preparation for our IPO.  In connection with our IPO, we and CWH entered into a transaction agreement that governs our relationship with CWH.  The transaction agreement provides that, among other things, (1) the current assets and liabilities of the Properties, as of the time of closing of the IPO, were settled between us and CWH so that CWH will retain all pre-closing current assets and liabilities and we will assume all post-closing current assets and liabilities and (2) we will indemnify CWH with respect to any liability relating to any property transferred by CWH to us, including any liability which relates to periods prior to our formation, other than the pre-closing current assets and current liabilities that CWH retained with respect to the Properties.

In May 2012, we entered into a subscription agreement, or the Subscription Agreement, with Affiliates Insurance Company, or AIC, an Indiana insurance company.  Pursuant to the Subscription Agreement, we purchased from AIC 20,000 shares of its common stock, par value $10.00 per share, or the Shares, at an aggregate purchase price of approximately $5,335.  Concurrently with the execution and delivery of the Subscription Agreement, we entered into an amended and restated shareholders agreement, or the Shareholders Agreement, with AIC, RMR, CWH and five other companies to which RMR provides management services, which Shareholders Agreement includes arbitration provisions for the resolution of certain disputes, claims and controversies.  We, RMR, CWH and five other companies to which RMR provides management services each currently own 12.5% of AIC.  All of our Trustees, all of the trustees and directors of the other publicly held AIC shareholders and nearly all of the directors of RMR currently serve on the board of directors of AIC.  RMR provides management and administrative services to AIC pursuant to a management and administrative services agreement with AIC.  Although we own less than 20% of AIC, we use the equity method to account for this investment because we believe that we have significant influence over AIC because all of our Trustees are also directors of AIC.  Our investment in AIC had a carrying value of $5,558 as of September 30, 2012.  During the period from May 21, 2012, the date in which we entered into the Shareholders Agreement, to September 30, 2012, we recognized income of $189 related to this investment.  We and the other shareholders of AIC have purchased property insurance providing $500,000 of coverage pursuant to an insurance program arranged by AIC and with respect to which AIC is a reinsurer of certain coverage amounts.  The current program was entered into in June 2012 and has a one year period.  We paid a premium, including taxes and fees, of $324 for this program, which amount may be adjusted from time to time as we acquire or dispose of properties that are included in this program.  We are also currently investigating the possibilities to expand our insurance relationships with AIC to include other types of insurance.  We may invest additional amounts in AIC in the future if the expansion of this insurance business requires additional capital, but we are not obligated to do so.  By participating in this insurance business with RMR and the other companies to which RMR provides management services, we expect that we may benefit financially by possibly reducing our insurance expenses or by realizing our pro-rata share of any profits of this insurance business.

For further information about these and other such relationships and related person transactions, please see elsewhere in this Quarterly Report on Form 10-Q, including “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Related Person Transactions” in Part I, Item 2 and “Warning Concerning Forward Looking Statements” in Part I, and our Prospectus, including the sections captioned “Business,” “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Related Person Transactions,” “Certain Relationships and Related Person Transactions” and “Cautionary Statement Regarding Forward Looking Statements”.  In addition, please see the section captioned “Risk Factors” in Part II, Item 1A of our Quarterly Report on Form 10-Q for the quarter ended June 30, 2012, and in our Prospectus for a description of risks that may arise from these transactions and relationships.  Our filings with the SEC, including our Prospectus, are available at the SEC’s website at www.sec.gov.  In addition, copies of certain of our agreements with our related parties, including our business management agreement and property management agreement with RMR, various agreements we have with CWH and our Shareholders Agreement with AIC and its shareholders, are also publicly available as exhibits to our public filings with the SEC and accessible at the SEC’s website.

Pro Forma Information	9 Months Ended
Sep. 30, 2012
Pro Forma Information
Pro Forma Information

Note 11.  Pro Forma Information

During the period from the Closing Date to September 30, 2012, we purchased nine properties for an aggregate purchase price of $260,657, including the assumption of $26,000 of mortgage debt and excluding closing costs.  During the first quarter of 2012, CWH contributed the Properties to us. In return, we issued to CWH: (i) 22,000,000 common shares (including 1,000 common shares initially issued to CWH in December 2011 in connection with our formation) and (ii) the CWH Note.  Also during the first quarter of 2012, we issued 9,200,000 of our common shares in connection with our IPO (including 1,200,000 common shares sold pursuant to the full exercise of the underwriters’ over allotment option).  Simultaneous with the closing of our IPO, we entered into our revolving credit facility and used net proceeds from our IPO and borrowings under our revolving credit facility to repay in full the CWH Note.

During the first quarter of 2011, CWH purchased one of the properties it contributed to us as part of our formation for a purchase price of $10,000, excluding closing costs.  During the fourth quarter of 2011, we issued 1,000 common shares to CWH in connection with our formation.

The following table presents our pro forma results of operations for the nine months ended September 30, 2012 and 2011 as if these acquisitions and financing activities had occurred on January 1, 2011.  This pro forma data is not necessarily indicative of what our actual results of operations would have been for the periods presented, nor does it represent the results of operations for any future period.  Differences could result from various factors, including but not limited to, additional property acquisitions, property sales, changes in interest rates, changes in our debt or equity capital structure and changes in our operations and operating results.

	Nine Months Ended September 30,
	2012	2011

Total revenues	$102,984	$102,874
Net income	$53,651	$53,293
Net income per share	$1.72	$1.71

During the nine months ended September 30, 2012, we recognized revenues of $5,905 and operating income of $2,638 arising from our 2011 and 2012 acquisitions.

Real Estate Properties (Tables)	9 Months Ended
Sep. 30, 2012
Real Estate Properties
Schedule of acquisitions related to real estate properties

Date	Location	Number of Properties	Square Feet	Purchase Price(1)	Land(2)	Building and Improvements(2)	Acquired Real Estate Leases(2)	Assumed Real Estate Lease Obligations(2)	Premium on Assumed Debt(2)
June 2012	Provo, UT(3)	1	405,699	$85,500	$6,700	$78,800	$—	$—	$—
June 2012	Englewood, CO	1	140,162	18,900	3,230	11,801	3,869	—	—
July 2012	Windsor, CT	2	268,328	27,175	4,250	16,695	6,230	—	—
July 2012	Topeka, KS	1	143,934	19,400	1,300	15,918	2,182	—	—
August 2012	Huntsville, AL(3)	1	1,370,974	72,782	4,030	68,752	—	—	—
September 2012	Carlsbad, CA(4)	2	95,000	24,700	3,450	19,800	2,934	—	(1,484)
September 2012	Chelmsford, MA(5)	1	110,882	12,200	2,040	8,532	2,292	(217)	(447)

		9	2,534,979	$260,657	$25,000	$220,298	$17,507	$(217)	$(1,931)

(1)
Purchase price excludes closing costs.

(2)
The allocation of purchase price is based on preliminary estimates and may change upon the completion of (i) third party appraisals and (ii) our analysis of acquired in place leases and building valuations.

(3)
Property was acquired and simultaneously leased back to the seller in a sale/leaseback transaction. As with our other acquisitions, we accounted for the transaction as a business combination.

(4)
Purchase price includes the assumption of mortgage debt of $18,500.

(5)
Purchase price includes the assumption of mortgage debt of $7,500.

Date	Location	Number of Properties	Square Feet	Purchase Price(1)	Land(2)	Building and Improvements(2)	Acquired Real Estate Leases(2)
November 2012	Sunnyvale, CA	1	96,415	$28,050	$2,805	$22,265	$2,980
November 2012	Oahu, HI	1	49,452	6,300	6,300	—	—
November 2012	Sterling, VA	3	337,228	85,600	8,560	61,128	15,912

		5	483,095	$119,950	$17,665	$83,393	$18,892

(1)
Purchase prices exclude acquisition costs.

(2)
The allocation of purchase price is based on preliminary estimates and may change upon the completion of (i) third party appraisals and (ii) our analysis of acquired in place leases and building valuations.

Pro Forma Information (Tables)	9 Months Ended
Sep. 30, 2012
Pro Forma Information
Schedule of pro forma results of operations

	Nine Months Ended September 30,
	2012	2011

Total revenues	$102,984	$102,874
Net income	$53,651	$53,293
Net income per share	$1.72	$1.71

Basis of Presentation (Details) (CWH)	Sep. 30, 2012 squarefoot item
CWH
Basis of Presentation
Number of properties owned	251
Rentable area of properties (in square feet)	21,400,000

Organization (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended	1 Months Ended		3 Months Ended		9 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Feb. 29, 2012 CWH	Dec. 31, 2011 CWH	Mar. 31, 2012 CWH	Dec. 31, 2011 CWH	Sep. 30, 2012 CWH
Organization
Number of common shares issued			22,000,000	1,000	22,000,000	1,000	22,000,000
Issuance of demand promissory note		$ 400,000	$ 400,000		$ 400,000
Common shares issued under IPO	8,000,000
Common shares sold pursuant to exercise of underwriters' over allotment option	1,200,000

Real Estate Properties (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended					1 Months Ended								1 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2012 item squarefoot	Nov. 30, 2012 Subsequent event item squarefoot	Jun. 30, 2012 Provo, UT squarefoot item		Jun. 30, 2012 Englewood, CO squarefoot item	Sep. 30, 2012 Chelmsford, MA item squarefoot	Sep. 30, 2012 Carlsbad, CA squarefoot item	Jul. 31, 2012 Topeka, KS item squarefoot	Jul. 31, 2012 Windsor, CT item squarefoot	Aug. 31, 2012 Huntsville, AL item squarefoot	Nov. 30, 2012 Sunnyvale, CA Subsequent event item squarefoot	Nov. 30, 2012 Oahu, HI Subsequent event squarefoot item	Nov. 30, 2012 Sterling, VA Subsequent event squarefoot item	Feb. 29, 2012 CWH	Dec. 31, 2011 CWH	Mar. 31, 2012 CWH	Dec. 31, 2011 CWH	Sep. 30, 2012 CWH	Mar. 31, 2011 CWH
Real Estate Properties
Number of common shares issued														22,000,000	1,000	22,000,000	1,000	22,000,000
Purchase price allocation of real estate properties acquired
Number of properties	9	5	1		1	1	2	1	2	1	1	1	3
Square Feet	2,534,979	483,095	405,699		140,162	110,882	95,000	143,934	268,328	1,370,974	96,415	49,452	337,228
Purchase price	$ 260,657	$ 119,950	$ 85,500	[1]	$ 18,900	$ 12,200	$ 24,700	$ 19,400	$ 27,175	$ 72,782	$ 28,050	$ 6,300	$ 85,600						$ 10,000
Land	25,000	17,665	6,700		3,230	2,040	3,450	1,300	4,250	4,030	2,805	6,300	8,560
Buildings and Improvements	220,298	83,393	78,800		11,801	8,532	19,800	15,918	16,695	68,752	22,265		61,128
Acquired Real Estate Leases	17,507	18,892			3,869	2,292	2,934	2,182	6,230		2,980		15,912
Assumed Real Estate Lease Obligations	(217)					(217)
Premium on mortgage debt	(1,931)					(447)	(1,484)
Assumption of mortgage debt	$ 26,000					$ 7,500	$ 18,500

[1]	Purchase price includes the assumption of mortgage debt, if any, and excludes closing costs.

Tenant Concentration and Segment Information (Details)	9 Months Ended
Sep. 30, 2012 item
Tenant Concentration and Segment Information
Number of business segments	1
Minimum percentage of rentable square footage of property leased to single tenant	90.00%
Number of tenants under single tenant leased property	1

Indebtedness (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		1 Months Ended		3 Months Ended		9 Months Ended		9 Months Ended
	Sep. 30, 2012	Mar. 12, 2012	Sep. 30, 2012 Carlsbad, CA	Sep. 30, 2012 Chelmsford, MA	Sep. 30, 2012 Revolving credit facility	Sep. 30, 2012 Revolving credit facility	Sep. 30, 2012 Revolving credit facility	Mar. 12, 2012 Revolving credit facility	Sep. 30, 2012 Term loan
Indebtedness
Maximum borrowing capacity		$ 500,000						$ 500,000
Period of extension in maturity							1 year
Variable base rate							LIBOR		LIBOR
Spread on variable rate (as a percent)					1.30%	1.30%	1.30%		1.55%
Facility fee (as a percent)							0.30%
Weighted average annual interest rate (as a percent)					1.79%	1.54%
Borrowings outstanding					92,000	92,000	92,000
Amount available for additional borrowings					408,000	408,000	408,000
Term of loan									5 years
Term loan									350,000
Assumption of mortgage debt	26,000		18,500	7,500
Maximum borrowings									700,000
Fair value of mortgages assumed			$ 19,984	$ 7,947
Interest rate (as a percent)			5.95%	5.69%

Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended	1 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended			3 Months Ended		9 Months Ended
	Aug. 31, 2012	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012 Trustees item	Sep. 14, 2012 Trustees	Sep. 30, 2012 Officers and employees	Sep. 30, 2012 Distribution declared item	Oct. 31, 2012 Subsequent event Distribution declared	Feb. 29, 2012 CWH	Dec. 31, 2011 CWH	Mar. 31, 2012 CWH	Dec. 31, 2011 CWH	Sep. 30, 2012 CWH
Share issuances
Number of common shares issued									22,000,000	1,000	22,000,000	1,000	22,000,000
Common shares issued, including shares issued under underwriters' over allotment option		9,200,000
Common shares sold pursuant to exercise of underwriters' over allotment option		1,200,000
Price per share (in dollars per share)		$ 21.5
Net proceeds from issuance of common shares		$ 180,814	$ 180,814
Number of shares granted under the award plan				2,000		22,592
Closing price of common shares (in dollars per share)					$ 24.84
Number of trustees				5
Distributions
Distribution paid on common shares (in dollars per share)	$ 0.49
Distribution to common shareholders	$ 15,288							$ 13,118
Quarterly dividend payable on common stock (in dollars per share)							$ 0.4
Additional dividend payable on common stock (in dollars per share)							$ 0.09
Number of days in which the entity is reflected as a public company							20
Distribution payable declared (in dollars per share)								$ 0.42

Income Taxes (Details)	Sep. 30, 2012
Income Taxes
Ownership interest previously held by CWH (as a percent)	100.00%

Related Person Transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended		3 Months Ended	7 Months Ended	1 Months Ended		3 Months Ended		9 Months Ended	1 Months Ended	9 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Mar. 12, 2012	Sep. 30, 2012 RMR item	Sep. 30, 2012 RMR item	Feb. 29, 2012 CWH	Dec. 31, 2011 CWH	Mar. 31, 2012 CWH	Dec. 31, 2011 CWH	Sep. 30, 2012 CWH item	May 31, 2012 AIC	Sep. 30, 2012 AIC	Sep. 30, 2012 AIC Maximum
Related Person Transactions
Number of agreements to avail management and administrative services					2	2
The number of Managing Trustees that are Chairman, majority owner and employee of related party entity					1	1
Expenses incurred pursuant to business management agreement					$ 1,494	$ 2,994
Property management and construction supervision fees incurred					929	1,894
Ownership interest previously held (as a percent)		100.00%	100.00%								100.00%
Common shares owned											22,000,000
Percentage of outstanding common shares owned											70.40%
Common shares issued, including shares issued under underwriters' over allotment option	9,200,000
Common shares sold pursuant to exercise of underwriters' over allotment option	1,200,000
Net proceeds from issuance of common shares	180,814		180,814
Maximum borrowing capacity of revolving credit facility				500,000
Common shares issued by equity method investee							22,000,000	1,000	22,000,000	1,000	22,000,000	20,000
Number of Independent Trustees that are Independent Trustees of related party entity											1
Common stock par value per share (in dollars per share)												$ 10
Aggregate purchase price												5,335
Percentage of interest													12.50%	20.00%
Investment at carrying value													5,558
Recognized income (loss) related to investment		115	189										189
Coverage of property insurance													500,000
Property insurance program term													1 year
Premium paid													$ 324

Pro Forma Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended		1 Months Ended		3 Months Ended		9 Months Ended
	Mar. 31, 2012	Sep. 30, 2012 item	Sep. 30, 2011	Feb. 29, 2012 CWH	Dec. 31, 2011 CWH	Mar. 31, 2012 CWH	Dec. 31, 2011 CWH	Sep. 30, 2012 CWH	Mar. 31, 2011 CWH item
Pro Forma Information
Number of properties acquired or agreed to be acquired		9
Purchase price		$ 260,657							$ 10,000
Assumption of mortgage debt		26,000
Number of common shares issued				22,000,000	1,000	22,000,000	1,000	22,000,000
Common shares issued, including shares issued under underwriters' over allotment option	9,200,000
Common shares sold pursuant to exercise of underwriters' over allotment option	1,200,000
Number of properties purchased by the parent entity									1
Total revenues		102,984	102,874
Net income		53,651	53,293
Net income per share (in dollars per share)		$ 1.72	$ 1.71
Revenue		5,905
Operating income		$ 2,638